NOTE 9 - CONVERTIBLE NOTES PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 9 - CONVERTIBLE NOTES PAYABLE - RELATED PARTIES

NOTE 13 - RELATED PARTY TRANSACTIONS

From time to time, an officer of the Company and an entity they owns paid for expenses of the Company for which he has not been reimbursed. These unreimbursed expenses are disclosed as due to related parties. The balance due at December 31, 2013 and 2012 was $56,973 and $104,254, respectively. During the year ended December 31, 2013 the Company has charged $159,000 for service rendered by officers. During the year ended December 31, 2013, the Company issued 50,000 shares for service rendered by the officer which was fair valued at market rate for $4,500.

During the year ended December 31, 2012 the Company sold fuel to a previous partner in a joint venture who converted their interest in the joint venture to stock of the Company. During the year ended December 31, 2012, the Company recorded sales to this party in the amount of $1,034,180.

During the year ended December 31, 2013 and 2012, the Company issued 3,539,046 and 1,826,622 shares to a major shareholder and Vice President of Sales of the Company, for services rendered to the Company regarding business in South Africa which was fair valued at market rate for $247,733 and $4,566,555, respectively. During the year ended December 31, 2013 and 2012, this shareholder was also paid $162,600 and $67,500, respectively, as salary which has been recorded in the statement of operations. No formal compensation agreement has been memorialized for this shareholder.